Accrued Expenses and other current liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and other current liabilities
Accrued advertising expense	$ 6,442,327	$ 1,458,279
Accrued shipping and handling expenses	16,979,115	7,156,721
Accrued payroll	8,049,376	2,660,630
Social benefit provision	2,189,601	1,599,125
Deposits from delivery service providers	3,730,277	1,091,056
Other tax payable	9,513,784	10,383,025
Accrued rental expenses	1,580,588	180,412
Accrued administrative expenses	2,028,619	331,226
Others	2,162,756	1,806,028
Total	$ 52,676,443	$ 26,666,502